Schedule of Carrying Value of Goodwill (Details) - Bridge Media LLC [Member] - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Restructuring Cost and Reserve [Line Items]
Carrying value at beginning of year	$ 697
Goodwill acquired in acquisition		697
Carrying value at end of year	697	$ 697
Goodwill impaired